Liquidity and Capital Resources - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2005
Working Capital Detail [Line Items]
Cash and cash equivalents	$ 26,774,203	$ 10,943,437	$ 6,678,344	$ 0